AB Impact Municipal Income Shares

Portfolio of Investments

July 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.7%
Long-Term Municipal Bonds – 96.7%
Alabama – 0.8%
Alabama Community College System ACCS Enhancements Fee Revenue (Alabama Community College System ACCS Enhancements Fee Revenue) AG Series 2021 4.00%, 09/01/2051	$5,500	$4,605,566

Arizona – 3.9%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2021-A 4.00%, 07/01/2051	3,195	2,572,251
Arizona Industrial Development Authority (Kipp NYC Public Charter Schools) Series 2021-A 4.00%, 07/01/2061	6,480	4,952,850
Series 2021-B 4.00%, 07/01/2051	1,250	1,006,358
4.00%, 07/01/2061	2,435	1,861,140
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 4.00%, 02/01/2050	2,000	1,643,875
Series 2021 4.00%, 02/01/2038	1,400	1,333,036
Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 4.00%, 04/01/2046	3,500	3,004,061
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2020 5.00%, 07/01/2040(a)	500	476,119
5.00%, 07/01/2050(a)	1,175	1,033,428
5.00%, 07/01/2054(a)	640	553,297
Series 2021 4.00%, 07/01/2051(a)	1,625	1,197,735
4.00%, 07/01/2061(a)	5,210	3,632,838

		23,266,988

California – 17.0%
California Educational Facilities Authority (Mount St. Mary’s University/CA) Series 2018-A 5.00%, 10/01/2046	2,750	2,712,997
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2039	1,000	1,014,422
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2047	4,065	3,827,256

California Health Facilities Financing Authority (On Lok Senior Health Services Obligated Group) Series 2020 5.00%, 08/01/2050	$3,000	$2,792,128
5.00%, 08/01/2055	1,600	1,471,207
California Health Facilities Financing Authority (State of California Personal Income Tax Revenue) Series 2022 4.19%, 06/01/2037	3,390	3,143,666
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	5,000	5,052,512
California Infrastructure & Economic Development Bank (California Science Center Foundation) Series 2021 4.00%, 05/01/2046	5,000	4,315,749
4.00%, 05/01/2051	5,000	4,163,834
4.00%, 05/01/2055	5,000	4,110,383
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner) Series 2024 5.00%, 07/01/2044	2,000	2,011,168
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2036(a)	710	721,632
5.00%, 12/01/2046(a)	7,985	7,340,446
5.00%, 12/01/2054(a)	1,990	1,760,687
Series 2025 5.125%, 12/01/2040(b)	1,000	977,180
5.50%, 12/01/2045(b)	1,045	1,011,602
5.75%, 12/01/2055(b)	1,500	1,448,820
California Municipal Finance Authority (Healthright 360) Series 2019-A 5.00%, 11/01/2039(a)	1,775	1,643,825
5.00%, 11/01/2049(a)	6,075	5,157,542
California Municipal Finance Authority (La Maestra Family Clinic) Series 2021 4.00%, 09/01/2046	2,960	2,685,983
4.00%, 09/01/2051	2,745	2,360,758
California Municipal Finance Authority (Valley Health Team, Inc.) Series 2021 4.00%, 07/01/2046	2,090	1,899,222
4.00%, 07/01/2051	1,945	1,659,526

California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(a)	$600	$579,102
5.00%, 06/01/2054(a)	250	213,463
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 4.75%, 06/01/2036(c) (d) (e)	1,365	819,000
5.00%, 06/01/2051(c) (d) (e)	2,500	1,500,000
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(a)	1,000	955,068
5.00%, 06/01/2048(a)	1,085	931,417
5.00%, 06/01/2056(a)	1,000	829,499
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2048(a)	3,750	3,277,245
California School Finance Authority (Girls Athletic Leadership Schools Los Angeles) Series 2021 4.00%, 06/01/2041(a)	955	745,984
4.00%, 06/01/2051(a)	1,000	688,619
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2018 5.00%, 08/01/2038(a)	3,000	3,018,756
Series 2022 5.375%, 08/01/2042(a)	2,300	2,333,523
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.25%, 12/01/2056(a)	3,000	2,768,850
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2047	2,000	1,992,553
Series 2024-D 5.00%, 07/01/2043	1,000	1,016,982
Series 2025-A 5.00%, 07/01/2050	2,500	2,495,221
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-B 5.00%, 07/01/2052	1,845	1,829,136
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	1,185	1,183,712

Port of Los Angeles (Port of Los Angeles) Series 2024-2 5.00%, 08/01/2037	$2,000	$2,129,933
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.25%, 07/01/2053	2,000	2,033,522
Series 2024 5.00%, 07/01/2042	3,000	3,077,226
Southern California Public Power Authority (Southern California Public Power Authority) Series 2025 5.00%, 07/01/2053	3,000	2,995,198
BAM Series 2025 5.25%, 07/01/2050	1,000	1,026,934

		101,723,488

Colorado – 0.8%
Denver Health & Hospital Authority (Denver Health & Hospital Authority) Series 2019-A 4.00%, 12/01/2038	1,020	928,436
4.00%, 12/01/2039	1,000	894,077
4.00%, 12/01/2040	750	661,137
Series 2025-A 6.00%, 12/01/2055	2,000	2,088,894

		4,572,544

Connecticut – 0.9%
City of Bridgeport CT (City of Bridgeport CT) Series 2021-A 4.00%, 08/01/2037	775	767,977
4.00%, 08/01/2039	1,000	958,884
4.00%, 08/01/2040	325	305,979
BAM Series 2018-C 5.00%, 07/15/2036	1,000	1,032,607
5.00%, 07/15/2038	620	633,554
BAM Series 2019-A 5.00%, 02/01/2035	1,500	1,573,261

		5,272,262

District of Columbia – 4.4%
District of Columbia (Gallaudet University) Series 2021 5.00%, 04/01/2046	1,715	1,729,869
5.00%, 04/01/2051	2,635	2,640,171
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	1,785	1,753,484
Series 2017-B 5.00%, 07/01/2037	2,425	2,450,778
5.00%, 07/01/2042	2,000	1,964,688
District of Columbia (KIPP DC Public Charter Schools) Series 2019 4.00%, 07/01/2039	4,275	3,898,719

District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2027	$620	$640,435
5.50%, 02/28/2035	4,025	4,453,626
5.50%, 02/29/2036	1,625	1,790,652
5.50%, 08/31/2036	1,800	1,978,701
5.50%, 02/28/2037	3,100	3,392,233

		26,693,356

Florida – 1.3%
Alachua County Housing Finance Authority (Woodland Park II LLC) Series 2025-A 6.30%, 07/01/2055(a)	1,000	988,989
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida) Series 2020 5.00%, 06/01/2040	825	739,300
5.00%, 06/01/2050	3,735	3,072,711
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	2,000	1,836,502
Series 2023-B 5.78%, 06/01/2027(a)	1,000	1,004,934

		7,642,436

Illinois – 5.7%
Chicago Housing Authority (Chicago Housing Authority) Series 2018-A 5.00%, 01/01/2035	3,545	3,631,485
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2020-A 5.00%, 12/01/2055	5,085	4,912,321
Series 2024-A 5.00%, 12/01/2049	10,000	9,708,414
Cook County Community College District No. 508 (Cook County Community College District No. 508) BAM Series 2017 5.00%, 12/01/2047	620	597,508
Illinois Finance Authority (Lawndale Educational & Regional Network Charter School Obligated Group) Series 2021 4.00%, 11/01/2041	2,600	2,286,266
4.00%, 11/01/2051	3,680	2,927,814
4.00%, 11/01/2056	3,850	2,990,582

Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2040	$615	$545,642
4.00%, 10/01/2050	1,505	1,215,975
4.00%, 10/01/2055	7,190	5,676,847

		34,492,854

Indiana – 0.5%
Muncie Sanitary District (Muncie Sanitary District) AG Series 2021-A 5.00%, 01/01/2029	685	732,797
5.00%, 07/01/2029	600	647,092
5.00%, 01/01/2030	1,000	1,085,502
5.00%, 07/01/2030	420	458,063

		2,923,454

Louisiana – 0.7%
Tangipahoa Parish Hospital Service District No. 1 (Tangipahoa Parish Hospital Service District No. 1) Series 2021 4.00%, 02/01/2037	1,530	1,462,188
4.00%, 02/01/2041	1,500	1,339,323
4.00%, 02/01/2042	1,500	1,327,871

		4,129,382

Maryland – 5.4%
Maryland Economic Development Corp. (Bowie State University) Series 2020 4.00%, 07/01/2050	1,200	907,915
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2020 5.00%, 07/01/2050	2,500	2,372,571
5.00%, 07/01/2056	1,225	1,145,855
Series 2022 5.00%, 07/01/2033	1,895	2,018,437
5.00%, 07/01/2034	1,840	1,942,320
5.75%, 07/01/2053	2,280	2,343,907
6.00%, 07/01/2058	1,250	1,299,069
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	2,190	2,105,058
5.25%, 06/30/2052	9,160	8,645,493
5.25%, 06/30/2055	10,345	9,689,030

		32,469,655

Massachusetts – 3.9%
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2024-B 5.25%, 07/01/2054	2,000	2,064,275
Series 2025-B 5.00%, 07/01/2045	1,000	1,030,160

Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2015-D 5.00%, 07/01/2044	$8,265	$7,848,466
Series 2023 4.375%, 07/01/2052	5,500	4,649,588
5.25%, 07/01/2048	3,720	3,614,210
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2039	2,250	2,195,530
AG Series 2020-C 4.00%, 10/01/2045	1,090	930,774
Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2017-A 4.00%, 01/01/2032	825	829,793

		23,162,796

Michigan – 7.2%
Center Line Public Schools (Center Line Public Schools) Series 2018 5.00%, 05/01/2038	895	918,683
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2032	770	794,010
5.00%, 04/01/2034	1,255	1,285,219
5.00%, 04/01/2035	1,500	1,530,657
5.00%, 04/01/2036	1,200	1,220,213
5.00%, 04/01/2037	1,100	1,114,711
Series 2021-A 4.00%, 04/01/2042	1,050	905,957
5.00%, 04/01/2050	3,650	3,472,622
Series 2023-A 5.25%, 05/01/2028	300	316,233
5.25%, 05/01/2030	700	758,381
5.25%, 05/01/2031	600	654,975
5.25%, 05/01/2032	600	658,075
5.25%, 05/01/2033	800	879,325
6.00%, 05/01/2039	2,500	2,754,355
Detroit City School District (Detroit City School District) Series 2020-A 5.00%, 05/01/2036	1,145	1,200,178
5.00%, 05/01/2037	1,150	1,194,406
5.00%, 05/01/2039	1,645	1,678,632
5.00%, 05/01/2040	1,000	1,013,981
Downriver Utility Wastewater Authority (Downriver Utility Wastewater Authority) AG Series 2018 5.00%, 04/01/2043	1,515	1,520,590
Flint Hospital Building Authority (Hurley Medical Center) Series 2013 4.75%, 07/01/2028	80	79,733

Series 2013-A 5.25%, 07/01/2039	$2,500	$2,476,327
Series 2020 4.00%, 07/01/2035	1,000	965,720
4.00%, 07/01/2038	1,575	1,461,438
4.00%, 07/01/2041	3,550	3,170,194
5.00%, 07/01/2031	2,405	2,500,396
Flint Public Library (Flint Public Library) AG Series 2020 3.00%, 05/01/2029	1,085	1,081,939
3.00%, 05/01/2030	1,175	1,159,257
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2016-B 5.00%, 07/01/2046	1,225	1,212,073
Series 2020-B 5.00%, 07/01/2045	1,350	1,360,327
5.00%, 07/01/2049	1,300	1,281,743
Series 2022-A 5.25%, 07/01/2039	1,925	2,042,148
5.25%, 07/01/2040	735	775,740

		43,438,238

Minnesota – 0.9%
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2051	3,585	2,336,222
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Metro Deaf School) Series 2018-A 5.00%, 06/15/2048(a)	1,000	849,540
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042	2,000	1,982,626

		5,168,388

Missouri – 0.0%
St. Louis Community College District (St. Louis Community College District) Series 2017 4.00%, 04/01/2035	200	198,725

New Hampshire – 0.7%
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	1,999	1,994,573
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025-1, Class A2 5.15%, 06/20/2041	1,999	2,006,231

		4,000,804

New Jersey – 4.3%
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2040(a)	$3,200	$2,849,093
4.00%, 07/15/2050(a)	3,260	2,598,818
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2018-A 5.00%, 07/01/2050	2,000	1,701,502
New Jersey Economic Development Authority (North Star Academy Charter School of Newark) Series 2017 5.00%, 07/15/2047	1,175	1,118,007
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,775	1,831,394
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2027	645	674,275
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2018-C 5.00%, 06/15/2042	1,000	996,163
Series 2020 5.00%, 11/01/2044	10,925	10,936,658
Series 2023 5.185%, 03/01/2030	1,500	1,531,204
5.198%, 03/01/2031	1,500	1,531,156

		25,768,270

New York – 13.4%
Buffalo Sewer Authority (Buffalo Sewer Authority) Series 2021 1.75%, 06/15/2049(f)	3,380	2,356,562
Build NYC Resource Corp. (Academic Leadership Charter School) Series 2021 4.00%, 06/15/2031	200	200,359
4.00%, 06/15/2036	1,355	1,299,121
Build NYC Resource Corp. (Children’s Aid Society/The) Series 2019 4.00%, 07/01/2044	1,890	1,621,004
4.00%, 07/01/2049	600	501,202
Build NYC Resource Corp. (Classical Charter School) Series 2023 4.75%, 06/15/2058	760	660,933

Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	$2,250	$2,130,414
Build NYC Resource Corp. (Global Community Charter School) Series 2022 4.00%, 06/15/2032	900	838,553
5.00%, 06/15/2042	2,800	2,417,782
5.00%, 06/15/2052	1,520	1,230,845
5.00%, 06/15/2057	1,300	1,029,773
Build NYC Resource Corp. (Inwood Academy for Leadership Charter School) Series 2018-A 5.50%, 05/01/2048(a)	500	473,281
Build NYC Resource Corp. (Kipp NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	1,000	955,730
5.25%, 07/01/2057	1,625	1,535,289
5.25%, 07/01/2062	2,000	1,869,429
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2037(d)	500	478,790
5.00%, 06/01/2052(d)	3,260	2,763,908
Series 2017-A 5.00%, 06/01/2047(d)	1,725	1,514,398
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2020-C 4.75%, 11/15/2045	6,015	5,715,330
5.25%, 11/15/2055	10,000	9,993,345
Series 2020-D 4.00%, 11/15/2050	5,000	4,098,316
Series 2020-E 4.00%, 11/15/2045	3,000	2,555,057
5.00%, 11/15/2032	3,250	3,531,467
Series 2021-A 4.00%, 11/15/2041	7,500	6,707,257
Series 2024-B 5.00%, 11/15/2043	2,000	2,006,566
Series 2025 5.00%, 11/15/2044	2,500	2,491,002
AG Series 2020-A 4.00%, 11/15/2043	1,480	1,302,124
BAM Series 2024-A 4.00%, 11/15/2048	4,500	3,766,206
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	1,895	1,851,519
5.00%, 06/01/2059(a)	1,000	892,196

New York City Health & Hospitals Corp. (New York City Health & Hospital Lease) Series 2021-A 4.00%, 02/15/2045	$1,110	$1,000,204
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2025-B 5.00%, 06/15/2052	2,500	2,517,579
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2053	4,000	4,021,025
New York State Dormitory Authority (Montefiore Obligated Group) AG Series 2020 3.00%, 09/01/2050	2,000	1,354,134
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding) Series 2023 6.971%, 06/30/2051	2,000	1,939,137
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.125%, 08/01/2044	1,250	1,009,232

		80,629,069

North Carolina – 0.7%
North Carolina Central University (North Carolina Central University) Series 2019 4.00%, 04/01/2049	2,270	1,907,817
5.00%, 04/01/2044	2,500	2,457,194

		4,365,011

Ohio – 3.8%
American Municipal Power, Inc. (American Municipal Power Solar Electricity Prepayment Revenue) Series 2019 5.00%, 02/15/2044	2,150	2,168,319
Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Natural History/The) Series 2021 4.00%, 07/01/2051	1,370	1,098,367
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	7,865	7,445,376
County of Darke OH (Wayne Hospital Obligated Group) Series 2019-A 5.00%, 09/01/2049	2,690	2,379,822
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2041	2,000	2,035,537
5.25%, 01/01/2052	1,000	965,347

Ohio Housing Finance Agency (Havens Edge Apartments) Series 2025 5.70%, 08/01/2043(a)	$6,000	$6,015,836
Port of Greater Cincinnati Development Authority (Port of Greater Cincinnati Development Authority) Series 2025-A 6.50%, 01/01/2045(a)	1,000	988,703

		23,097,307

Oklahoma – 1.7%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	2,100	2,150,602
5.50%, 08/15/2057	3,365	3,165,372
Series 2022-A 5.50%, 08/15/2041	5,000	4,972,973

		10,288,947

Pennsylvania – 8.1%
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2018-A 5.00%, 10/01/2048	3,050	3,033,610
Series 2019-B 5.00%, 11/01/2049	3,095	3,075,261
Series 2022-C 5.50%, 06/01/2047	5,780	6,029,440
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	2,585	2,383,552
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	885	897,137
5.00%, 07/01/2034	2,130	2,145,980
AG Series 2022 4.00%, 07/01/2039	4,475	4,207,611
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2036	1,620	1,668,487
5.00%, 05/01/2037	1,390	1,426,205
5.00%, 05/01/2038	1,000	1,022,077
AG Series 2017 5.00%, 12/01/2035	200	205,176
Philadelphia Authority for Industrial Development (Russell Byers Charter School) Series 2020 5.00%, 05/01/2040	2,100	1,985,841

Philadelphia Energy Authority (The) (City of Philadelphia PA Lease) Series 2023 5.00%, 11/01/2036	$1,500	$1,617,045
5.00%, 11/01/2039	1,850	1,941,929
5.00%, 11/01/2041	1,265	1,305,285
5.00%, 11/01/2042	1,050	1,081,594
5.00%, 11/01/2043	750	768,629
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2019-A 5.00%, 09/01/2044	2,000	2,017,321
AG Series 2020-B 4.00%, 09/01/2045	2,250	2,010,906
4.00%, 09/01/2050	2,500	2,093,217
AG Series 2023-A 4.25%, 09/01/2053	2,500	2,169,063
Redevelopment Authority of the City of Philadelphia (City of Philadelphia PA) Series 2024-B 5.00%, 09/01/2041	1,350	1,391,450
School District of the City of Erie (The) (School District of the City of Erie) AG Series 2019-A 5.00%, 04/01/2031	930	992,007
AG Series 2019-C 5.00%, 04/01/2028	1,850	1,951,035
5.00%, 04/01/2029	1,000	1,072,679

		48,492,537

Rhode Island – 1.1%
Rhode Island Health & Educational Building Corp. (City of Providence RI) BAM Series 2021-D 4.00%, 05/15/2038	2,930	2,874,847
4.00%, 05/15/2040	1,375	1,291,972
4.00%, 05/15/2041	2,485	2,298,256

		6,465,075

Texas – 2.8%
Beaumont Housing Authority (Beaumont Housing Authority) Series 2025 6.50%, 07/01/2055(a)	2,000	1,891,315
Bexar County Hospital District (Bexar County Hospital District) Series 2018 4.00%, 02/15/2043	2,250	1,981,199
City of Brownsville TX (City of Brownsville TX) Series 2025 4.125%, 02/15/2044	3,295	2,984,559
City of El Paso TX Water & Sewer Revenue (City of El Paso TX Water & Sewer Revenue) Series 2025 5.00%, 03/01/2045	2,000	2,018,257

City of Mission TX (City of Mission TX) BAM Series 2021 5.00%, 02/15/2029	$1,000	$1,066,689
El Paso County Hospital District (El Paso County Hospital District) AG Series 2024 5.00%, 08/15/2042	3,400	3,477,189
5.00%, 08/15/2043	1,000	1,016,128
BAM Series 2024 4.125%, 02/15/2049	1,000	870,206
4.25%, 02/15/2054	600	520,800
5.00%, 02/15/2044	1,000	1,003,512

		16,829,854

Washington – 0.6%
Pend Oreille County Public Utility District No. 1 Box Canyon (Pend Oreille County Public Utility District No. 1 Box Canyon) Series 2018 5.00%, 01/01/2044	3,600	3,604,808

West Virginia – 0.9%
Morgantown Utility Board, Inc. (Morgantown Utility Board) Series 2018-B 5.00%, 12/01/2043	2,555	2,569,608
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2017-A 5.00%, 06/01/2047	1,775	1,730,586
Series 2025 5.50%, 06/01/2050	1,000	1,026,413

		5,326,607

Wisconsin – 5.2%
Wisconsin Health & Educational Facilities Authority (Hmong American Peace Academy) Series 2020 5.00%, 03/15/2050	3,520	3,202,653
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	4,430	3,928,856
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058(d)	1,000	960,291
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2055(a)	1,000	863,875
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(a)	7,000	6,770,793

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (NC A&T Real Estate Foundation) Series 2019 5.00%, 06/01/2034	$955	$976,717
5.00%, 06/01/2039	2,050	2,050,299
5.00%, 06/01/2044	6,315	5,976,999
Wisconsin Public Finance Authority (Scotland Health Care System Obligated Group) Series 2021-A 4.00%, 10/01/2047	8,255	6,661,688

		31,392,171

Total Municipal Obligations (cost $631,916,048)		580,020,592

	Shares

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(g) (h) (i) (cost $14,786,380)	14,786,380	14,786,380

Total Investments – 99.2% (cost $646,702,428)(j)		594,806,972
Other assets less liabilities – 0.8%		4,644,360

Net Assets – 100.0%		$599,451,332

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	43,650	10/15/2028	CPI#	2.565%	Maturity	$(296,030)	$—	$(296,030)
USD	38,500	10/15/2029	2.569%	CPI#	Maturity	205,444	—	205,444
USD	37,500	10/15/2029	2.485%	CPI#	Maturity	349,542	—	349,542
USD	29,852	10/15/2029	2.516%	CPI#	Maturity	234,293	—	234,293
USD	29,824	10/15/2029	2.451%	CPI#	Maturity	325,747	—	325,747
USD	29,824	10/15/2029	2.499%	CPI#	Maturity	258,165	—	258,165
USD	45,850	10/15/2030	CPI#	2.531%	Maturity	(286,496)	—	(286,496)

						$790,665	$—	$790,665

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	12,180	10/15/2029	1 Day SOFR	3.814%	Annual	$54,651	$—	$54,651
USD	12,820	09/15/2031	1 Day SOFR	3.901%	Annual	129,447	—	129,447
USD	16,830	12/03/2031	1 Day SOFR	4.057%	Annual	345,490	—	345,490
USD	19,200	06/15/2034	3.543%	1 Day SOFR	Annual	374,577	2,186	372,391
USD	13,410	08/15/2034	3.314%	1 Day SOFR	Annual	620,247	—	620,247
USD	10,500	08/15/2034	3.304%	1 Day SOFR	Annual	521,891	—	521,891
USD	5,208	08/15/2034	3.844%	1 Day SOFR	Annual	353	—	353
USD	5,000	08/15/2035	3.880%	1 Day SOFR	Annual	(19,652)	—	(19,652)
USD	5,000	08/15/2035	3.882%	1 Day SOFR	Annual	(20,360)	—	(20,360)

						$2,006,644	$2,186	$2,004,458

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	USD	1,000	04/23/2026	MMD 10 Year^	3.840%	Maturity	$24,896	$—	$24,896
JPMorgan Chase Bank NA	USD	1,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	6,890	—	6,890
Morgan Stanley Capital Services LLC	USD	1,000	05/29/2026	MMD 10 Year^	3.660%	Maturity	4,484	—	4,484
Morgan Stanley Capital Services LLC	USD	1,000	07/13/2026	MMD 5 Year^	2.930%	Maturity	1,576	—	1,576

							$37,846	$—	$37,846

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2025, the aggregate market value of these securities amounted to $75,793,739 or 12.6% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Non-income producing security.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.34% of net assets as of July 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2037	10/01/2024	$505,981	$478,790	0.08%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017-A 5.00%, 06/01/2047	12/07/2017- 12/20/2023	1,719,048	1,514,398	0.25%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	06/20/2019- 09/21/2023	$3,225,102	$2,763,908	0.46%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 4.75%, 06/01/2036	01/30/2024	1,336,301	819,000	0.14%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051	10/25/2017- 04/20/2023	2,346,615	1,500,000	0.25%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058	07/10/2023	1,000,000	960,291	0.16%

(e)	Defaulted.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2025.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.
(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)

As of July 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,365,438 and gross unrealized depreciation of investments was $(53,427,925), resulting in net unrealized depreciation of $(49,062,487).

As of July 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.1% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

DOT – Department of Transportation

MMD – Municipal Market Data

SOFR – Secured Overnight Financing Rate

AB Impact Municipal Income Shares

July 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$580,020,592	$—	$580,020,592
Short-Term Investments	14,786,380	—	—	14,786,380

Total Investments in Securities	14,786,380	580,020,592	—	594,806,972
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,373,191	—	1,373,191
Centrally Cleared Interest Rate Swaps	—	2,046,656	—	2,046,656
Interest Rate Swaps	—	37,846	—	37,846
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(582,526)	—	(582,526)
Centrally Cleared Interest Rate Swaps	—	(40,012)	—	(40,012)

Total	$14,786,380	$582,855,747	$—	$597,642,127

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2025 is as follows:

Fund	Market Value 04/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$11,826	$49,601	$46,641	$14,786	$81